ACCOUNTS PAYABLE AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 1,928	$ 2,094
Loans and notes payable	3,227	1,062
Derivative liabilities	155	416
Deferred revenue	642	441
Lease liabilities	43	43
Other liabilities	20	45
Total accounts payable and other liabilities	$ 6,015	$ 4,101